Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Current provision (benefit):
Federal					$ 20,400	$ 3,200	$ 0	$ 5,700	$ 0
States					5,600	(500)	526	3,200	802
International					12,600	10,000	9,634	7,200	(778)
Total current provision (benefit)							10,160		24
Deferred provision (benefit):
Federal					(3,400)	400	0	900	0
States					300	(100)	0	300	0
International					(1,300)	1,300	2,578	0	1,445
Deferred income tax expense (benefit)							2,578		1,445
Total provision (benefit) for income taxes	$ 3,200	$ 6,300	$ 13,300	$ 16,700	34,200	14,300	12,738	17,300	1,469
Current provision:
Federal					20,400	3,200	0	5,700	0
States					5,600	(500)	526	3,200	802
International					12,600	10,000	9,634	7,200	(778)
Total current provision					38,600	12,700		16,100
Deferred provision:
Federal					(3,400)	400	0	900	0
States					300	(100)	0	300	0
International					(1,300)	1,300	2,578	0	1,445
Total deferred provision					(4,400)	1,600		1,200
Total provision for income taxes	3,200	6,300	13,300	16,700	34,200	14,300	$ 12,738	17,300	$ 1,469
LIONS GATE ENTERTAINMENT CORP. [Member]
Current provision (benefit):
Federal					(62,500)	11,900		11,000
States					1,700	(400)		10,700
International					14,300	15,100		8,400
Total current provision (benefit)					(46,500)	26,600		30,100
Deferred provision (benefit):
Federal					(6,600)	(7,700)		900
States					(11,900)	(100)		(2,600)
International					0	2,500		0
Deferred income tax expense (benefit)					(18,500)	(5,300)		(1,700)
Total provision (benefit) for income taxes	4,000	4,700	16,000	12,500	(65,000)	21,300		28,400
Current provision:
Federal					(62,500)	11,900		11,000
States					1,700	(400)		10,700
International					14,300	15,100		8,400
Deferred provision:
Federal					(6,600)	(7,700)		900
States					(11,900)	(100)		(2,600)
International					0	2,500		0
Total provision for income taxes	$ 4,000	$ 4,700	$ 16,000	$ 12,500	$ (65,000)	$ 21,300		$ 28,400